UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                           SEC File Number: 333-58744



(Check One):   [ ] Form 10-K and 10-KSB   [ ] Form 20-F    [ ] Form 11-K
               [X] Form 10-Q and 10-QSB   [ ] Form N-SAR

For Period Ended: September 30, 2004

                       [ ] Transition Report on Form 10-K
                       [ ] Transition Report on Form 20-F
                       [ ] Transition Report on Form 11-K
                       [ ] Transition Report on Form 10-Q
                      [ ] Transition Report on Form N-SAR


                        For the Transition Period Ended:

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Nothing on this Form shall be construed to imply that the Commission has verified any information contained herein

                         PART I. REGISTRANT INFORMATION

                                   GTREX, Inc.
                             Full Name of Registrant

                                  65 Enterprise
                              Aliso Viejo, CA 92656
                               Phone: 949-330-7140
                      Address of Principal Executive Office

PART II. RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the Registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense [x]

(b) The subject annual report, semi-annual report, transition report on Form 10-K and Form 10-KSB, Form 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q and Form 10-QSB, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date [x]

(c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable [ ]

                               PART III. NARRATIVE

State below in reasonable detail the reasons why Form 10-K and Form 10-KSB, 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period.

Due to delays resulting from a change in the corporation's headquarters to California, the report on Form 10-QSB could not be timely filed without unreasonable effort or expense.

                           PART IV. OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification:

Christopher Berlandier, Chief Executive Officer and Chief Financial Officer

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrant was required to file such report(s) been filed? If the answer is no, identify report(s). [x] Yes [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [ ] Yes [x] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reason why a reasonable estimate of the results cannot be made.

                                   GTREX, Inc.
                  (Name of Registrant as Specified in Charter)

          has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.





Dated: November 16, 2004                      By:
                                                /s/Christopher Berlandier
                                                Name: Christopher Berlandier
                                                Title: Chief Financial Officer



                                    ATTENTION

          Intentional misstatements or omissions of fact constitute Federal Criminal Violations (see U.S.C. 1001).